Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of selling and marketing expenses [Abstract]
Salaries and related expenses	$ 2,601	$ 2,847	$ 2,111
Advertising and marketing	1,953	1,587	1,425
Travel and conferences	169	71	156
Total	$ 4,723	$ 4,505	$ 3,692